     As filed with the Securities and Exchange Commission on June 15, 2000
                                                     1933 Act File No. 2-83616
                                                     1940 Act File No. 811-3732


===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 27


                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 31


                            MFS/SUN LIFE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:

 It is proposed that this filing will become effective (check appropriate box)

         |_| immediately upon filing pursuant to paragraph (b)

         |_| on [date] pursuant to paragraph (b)

         |_| 60 days after filing pursuant to paragraph (a)(i)

         |_| on [date] pursuant to paragraph (a)(i)

         |X| 75 days after filing pursuant to paragraph (a)(ii)

         |_| on [date] pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:
         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

===============================================================================

         SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE CURRENT PROSPECTUS
                                      OF
               MFS(R)/SUN LIFE SERIES TRUST (THE "SERIES FUND")

THIS SUPPLEMENT DESCRIBES TWO NEW SERIES OF THE SERIES FUND -- THE GLOBAL TELECOMMUNICATIONS SERIES AND THE MID CAP GROWTH SERIES -- AND SUPPLEMENTS CERTAIN INFORMATION IN THE SERIES FUND'S PROSPECTUS DATED MAY 1, 2000. THE CAPTION HEADINGS USED IN THIS SUPPLEMENT CORRESPOND WITH THE CAPTION HEADINGS USED IN THE PROSPECTUS. INFORMATION WHICH IS NOT SUPPLEMENTED APPLIES EQUALLY TO THE NEW SERIES.

  I  EXPENSE SUMMARY     -- BEGINNING ON PAGE 1

o   EXPENSE TABLE

    This table describes the expenses that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in the series is made. The table is supplemented as follows:

    ANNUAL OPERATING EXPENSES (expenses that are deducted from the series' assets):
    ..........................................................................

                                                      GLOBAL        MID CAP
                                                TELECOMMUNICATIONS  GROWTH
                                                      SERIES        SERIES
                                                     --------      --------
     Management Fee ................................   1.00%         0.75%
     Other Expenses(1) .............................   0.76%         0.67%
                                                     -------       -------
     Total Annual Series Operating Expenses(1) .....   1.76%         1.42%
         Fee Waivers/Expense Reimbursement(2) ...... (0.51)%       (0.42)%
                                                     -------       -------
         Net Expenses(1) ...........................   1.25%         1.00%

    ------
    (1) The series has an expense offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The series' expenses do not take into account these expense reductions, and therefore do not represent the actual expenses of the series.
    (2) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" do not exceed 0.25% annually. This contractual arrangement will continue until at least May 1, 2001, unless modified with the consent of the board of trustees, which oversees the series.

o   EXAMPLE OF EXPENSES

    The "Example of Expenses" table is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

    The example assumes that:

    o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

    o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

    o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see table above).

    The table is supplemented as follows:

    Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                           YEAR 1       YEAR 3
    --------------------------------------------------------------
     Global Telecommunications               $127         $504
     Mid Cap Growth Series                   $102         $408

  II  RISK RETURN SUMMARY    -- BEGINNING ON PAGE 4

    THIS SECTION OF THE PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:

    29:  GLOBAL TELECOMMUNICATIONS SERIES
    ...........................................................................

o   INVESTMENT OBJECTIVE

    The series' investment objective is to achieve long-term growth of capital. The series' objective may be changed without shareholder approval.

o    PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of telecommunications companies from at least three countries, including the U.S. Telecommunications companies are broadly defined to include companies involved in the development, manufacturing, sale or servicing of telecommunications equipment or services. For example, telecommunications companies may include:

    o issuers in the telephone, wireless communications (including cellular telephone, microwave and satellite communications, paging and other emerging wireless technologies), broadcasting, cable, computer, electronic components, and networking industries;

    o issuers involved in the creation and distribution of content, including media, entertainment, communications, software, publishing, information systems and data generation companies; and

    o issuers in other telecommunications related industries including companies involved in the support and development of the telecommunications infrastructure.

      Consistent with its investment objective, the series may also invest in debt securities, including lower rated securities (i.e. "junk bonds"), and short-term debt securities of governments, supranational agencies and other corporations. The series' investments are not subject to any geographical limitation and may include securities of issuers in emerging market countries. The series' securities may be traded in the over-the-counter markets.

      The series focuses on companies of any size that the series' investment adviser, MFS, believes have above average long-term growth potential or are undervalued in the market relative to their long term potential (securities with low price-to-book, price-to-sales and/or price-to- earnings ratios). MFS looks particularly for companies which demonstrate:

    o  above average earnings growth over a sustained period of time;

    o  a strong franchise, strong cash flows and a recurring revenue stream;

    o  a solid industry position, where there is:

       >  potential for high profit margins; and

       >  substantial barriers to new entry in the industry;

    o  a strong management team with a clearly defined strategy; and

    o  a catalyst that may accelerate growth.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash-flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers. The series may also invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries.

      The series may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

      The principal risks of investing in the series are:

    o Telecommunications Sector Risk: The value of securities of telecommunications companies is particularly vulnerable to rapidly changing technology, relatively high risks of obsolescence caused by technological advances, and intense competition. For these and other reasons, securities of telecommunications companies may be more volatile than the overall market. The telecommunications sector is subject to certain pro-competitive governmental policies and government regulation of rates and services that may be offered, and changes in these regulations may adversely affect the value of the telecommunications company securities held by the series. In addition, because the series will invest a substantial amount of its assets in the telecommunications sector, it assumes the risk that financial, regulatory, business, economic and political conditions affecting this sector will have a significant impact on its investment performance. The series' investment performance may also be more volatile because it concentrates its investments in a single sector.

    o Industry Concentration Risk: Because the series will invest a substantial amount of its assets in issuers located in a group of related industries (the telecommunications sector), it assumes the risk that financial, regulatory, business, economic and political conditions affecting these industries will have a significant impact on its investment performance. The series' investment performance may also be more volatile because it concentrates its investments in a single sector.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified series.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

       > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

       > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

       > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

       >  Foreign markets may be less liquid and more volatile than U.S.
          markets.

       > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

       > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

       > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Geographic Focus Risk: Because the series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries, economic, political and social conditions in these countries will have a significant impact on its investment performance.

    o Growth Companies Risk: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

    o Undervalued Securities Risk: The series may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

    o Effect of IPOs: The series may participate in the initial public offering ("IPO") market, and a significant portion of the series' returns may be attributable to its investment in IPO's which may have a magnified investment performance impact during the periods when the series has a small asset base. Like any past performance, there is no assurance that, as the series' assets grow, it will continue to experience substantially similar performance by investment in IPOs.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks and fixed income securities trade less frequently and in smaller volume than exchange-listed securities. The values of OTC stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price. OTC fixed income securities are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Active or Frequent Trading Risk: The series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o  Fixed Income Securities Risk:

       > Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

       > Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

       > Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

       > Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o  Lower Rated Bonds Risk:

       > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

       > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    o As with any mutual fund, you could lose money on your investment in the series.

      An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table are not included because the series had not commenced investment operations as of December 31, 1999.

    30:  MID CAP GROWTH SERIES

    ..........................................................................

o   INVESTMENT OBJECTIVE

    The series' investment objective is long-term growth of capital. The series' objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations which the series' investment adviser, MFS, believes have above-average growth potential.

      Medium market capitalization companies are defined by the series as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the series' investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the series' 65% investment policy. As of July 31, 2000, the top of the Russell Midcap(TM) Growth Index range was $ billion. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented series (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers.

      The series may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies.

      The series may engage in active and frequent trading to achieve its principal investment policies.

o   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

      The principal risks of investing in the series are:

    o Mid-Cap Growth Company Risk: Prices of growth company securities held by the series may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security, and may decline to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index). Investments in medium capitalization companies can be riskier and more volatile than investments in companies with larger market capitalizations.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

       > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

       > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

       > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

       >  Foreign markets may be less liquid and more volatile than U.S.
          markets.

       > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in, the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

       > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

       > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Non-Diversified Status Risk: Because the series may invest its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified series.

    o Active or Frequent Trading Risk. The series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o As with any mutual fund, you could lose money on your investment in the series.

      An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

      The bar chart and performance table are not included because the series had not commenced investment operations as of December 31, 1999.

  --------------------------------------------
  III  CERTAIN INVESTMENT STRATEGIES AND RISKS   -- BEGINNING ON PAGE 86
  --------------------------------------------

    The series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this Supplement. The types of securities and investment techniques and practices in which the series may engage are identified in Appendix A to this Supplement, and are discussed, together with their risks, in the series' Statement of Additional Information (referred to as the SAI), which you may obtain by contacting Sun Life Assurance Company of Canada (U.S.) Retirement Products and Services Division (see the back cover of the prospectus for the address and phone number).

  ----------------------------
  IV  MANAGEMENT OF THE SERIES   -- BEGINNING ON PAGE 87
  ----------------------------

o   INVESTMENT ADVISER

    Massachusetts Financial Services Company is the series' investment adviser, and is described in the prospectus.

o   PORTFOLIO MANAGERS

    This section is supplemented as follows:

SERIES                                    PORTFOLIO MANAGERS
------                                    ------------------

Global Telecommunications Series  The series' portfolio manager is John E.
                                  Lathrop, a Vice President of MFS. Mr. Lathrop
                                  has been employed in the investment management
                                  area of MFS since 1994 and has been the
                                  manager of the series since inception.
Mid Cap Growth Series             The series' portfolio manager is Mark Regan, a
                                  Senior Vice President of MFS. Mr. Regan has been employed in the investment management area of MFS since 1989 and has been the manager of the series since inception.

  ----------------------------
  APPENDIX A
  ----------------------------

o   INVESTMENT TECHNIQUES AND PRACTICES

    In pursuing its investment objective, the series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are described, together with their risks, in the Risk Return Summary of this Supplement. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES

    ..........................................................................
    SYMBOLS          x  permitted          -- not permitted
    --------------------------------------------------------------------------

                                                       GLOBAL        MID CAP
                                                 TELECOMMUNICATIONS  GROWTH
                                                       SERIES        SERIES
                                                       ------        ------
    Debt Securities
      Asset-Backed Securities
    Collateralized Mortgage Obligations and
       Multiclass Pass-Through Securities                --            --
    Corporate Asset-Backed Securities                    x             --
    Mortgage Pass-Through Securities                     x             --
    Stripped Mortgage-Backed Securities                  --            --
  Corporate Securities                                   x             x
  Loans and Other Direct Indebtedness                    x             --
  Lower Rated Bonds                                      x             x
  Municipal Bonds                                        --            --
  Speculative Bonds                                      x             x
  U.S. Government Securities                             x             x
  Variable and Floating Rate Obligations                 x             x
  Zero Coupon Bonds, Deferred Interest Bonds
    and PIK Bonds                                        x             x
Equity Securities                                        x             x
    Foreign Securities Exposure
  Brady Bonds                                            x             --
  Depositary Receipts                                    x             x
  Dollar-Denominated Foreign Debt Securities             x             --
  Emerging Markets                                       x             x
  Foreign Securities                                     x             x
Forward Contracts                                        x             x
Futures Contracts                                        x             x
Indexed Securities/Structured Products                   --            --
Inverse Floating Rate Obligations                        --            --
Investment in Other Investment Companies
  Open-End Funds                                         x             x
  Closed-End Funds                                       x             x
Lending of Portfolio Securities                          x             x
Leveraging Transactions
  Bank Borrowings                                        --            --
  Mortgage "Dollar-Roll" Transactions                    --            --
  Reverse Repurchase Agreements                          --            --
Options
  Options on Foreign Currencies                          x             x
  Options on Futures Contracts                           x             x
  Options on Securities                                  x             x
  Options on Stock Indices                               x             x
  Reset Options                                          --            --
  "Yield Curve" Options                                  --            --
Repurchase Agreements                                    x             x
Restricted Securities                                    x             x
Short Sales                                              --            x
Short Sales Against the Box                              x             x
Short Term Instruments                                   x             x
Swaps and Related Derivative Instruments                 x             --
Temporary Borrowings                                     x             x
Temporary Defensive Positions                            x             x
Warrants                                                 x             x
"When-Issued" Securities                                 x             x

              THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 1, 2000.

                                                        SUN-16SGSMC 12/99 250M

               SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE CURRENT
                      STATEMENT OF ADDITIONAL INFORMATION
                                      OF
               MFS(R)/SUN LIFE SERIES TRUST (THE "SERIES FUND")

THIS SUPPLEMENT DESCRIBES TWO NEW SERIES OF THE SERIES FUND -- THE GLOBAL TELECOMMUNICATIONS SERIES AND THE MID CAP GROWTH SERIES -- AND SUPPLEMENTS CERTAIN INFORMATION IN THE SERIES FUND'S STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000. THE CAPTION HEADINGS USED IN THIS SUPPLEMENT CORRESPOND WITH THE CAPTION HEADINGS USED IN THE STATEMENT OF ADDITIONAL INFORMATION. INFORMATION WHICH IS NOT SUPPLEMENTED APPLIES EQUALLY TO THE NEW SERIES.

1. DEFINITIONS -- PAGE 3

    This section is supplemented as follows:

        The number "30" replaces the number "27" at the end of the first paragraph.

    The following item is added at the end of the list of investment options:

        "29. Global Telecommunications Series

         30. Mid Cap Growth Series"

2. INVESTMENT TECHNIQUES, PRACTICES AND RISKS -- BEGINNING ON PAGE 4

    This section is supplemented by adding the following disclosure at the end of the section on page 5:

        "27. GLOBAL TELECOMMUNICATIONS SERIES

              Lower Rated Bonds: ............  up to but not including 20%

               Emerging Markets Securities
                 and Brady Bonds: ............  up to but not including 20%

               Securities Lending: ...........  30%

         28. MID CAP GROWTH SERIES

               Foreign Securities: ...........  up to but not including 20%

               Lower Rated Bonds: ............  10%

               Securities Lending: ...........  30%"

3. INVESTMENT RESTRICTIONS -- BEGINNING ON PAGE 5

    This section is supplemented by adding the following disclosure at the end of the section on page 12:

        "(16) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE GLOBAL TELECOMMUNICATIONS SERIES AND THE MID CAP GROWTH SERIES:

    The Global Telecommunications Series and the Mid Cap Growth Series may not:

      (1) Borrow amounts in excess of 33 1/3% of its assets including amounts borrowed.

      (2) Underwrite securities issued by other persons except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933 ("1933 Act") in selling a portfolio security.

      (3) Issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), short sale, Forward Contracts, Futures Contracts, any other type of futures contract, and collateral arrangements with respect to initial and variation margin, are not deemed to be the issuance of a senior security.

      (4) Make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Series" assets in repurchase agreements shall not be considered the making of a loan.

      (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities.

In addition, each Series has the following non-fundamental policies which may be changed without shareholder approval.

The Series will not:

      (1) Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Series" net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Series" limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series' Board of Trustees (or its delegee), will not be subject to this 15% limitation.

      (2) Invest for the purpose of exercising control or management.

        (17) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE MID CAP GROWTH
SERIES:

      (1) Purchase any securities of an issuer of a particular industry, if as a result, 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations)."

              THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 1, 2000.

                                     PART C

ITEM 23.   FINANCIAL STATEMENTS AND EXHIBITS

           (A)  FINANCIAL STATEMENTS INCLUDED IN PART A:

                Not Applicable

                Financial Statements Included in Part B:

                Not Applicable

           (B)  EXHIBITS:

                    1  (a)  Amended and Restated Declaration of Trust of
                            Registrant dated December 29, 1997. (3)

                       (b) Amendment to the Declaration of Trust changing the name of a series, dated April 29, 1998.(8)

                       (c) Amendment to the Declaration of Trust, to change the name of certain series, dated April 29, 1999. (6)

                       (d) Amendment to the Declaration of Trust establishing a new series, dated August 12, 1999.(8)

                       (e) Amendment to the Declaration of Trust to change the name of a series, dated December 1, 1999.(8)


                       (f) Amendment to the Declaration of Trust establishing a new series, dated May 16, 2000; filed herewith.

                       (g) Form of Amendment to the Declaration of Trust establishing two new series; filed herewith.


                    2       By-Laws of Registrant dated February 6, 1998. (3)

                    3       Not Applicable.

                    4  (a)  Investment Advisory Agreement between Registrant
                            and Massachusetts Financial Services Company dated May 24, 1985. (3)

                       (b) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated July 23, 1986. (3)

                       (c) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated January 26, 1988. (3)

                       (d) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Growth Series dated November 1, 1993. (3)

                       (e) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Utilities Series dated November 1, 1993. (3)

                       (f) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Research Series dated September 16, 1994. (3)

                       (g) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Asset Allocation Series dated September 16, 1994. (3)

                       (h) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Total Return Series dated September 16, 1994. (3)

                       (i) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Growth Series dated May 1, 1995. (3)

                       (j) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                       (k) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth and Income Series dated September 1, 1995. (3)

                       (l) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                       (m) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                       (n) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                       (o) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                       (p) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                       (q) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Limited relating to the World Growth Series dated May 1, 1996. (3)

                       (r) Sub-Advisory Agreement between Foreign & Colonial Management Limited and Foreign & Colonial Emerging Markets Limited relating to the World Growth Series dated May 1, 1996. (3)

                       (s) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Value Series dated May 1, 1996. (3)

                       (t) Investment Advisory Agreement between Registrant, on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated May 12, 1997. (3)

                       (u) Amendment to the Investment Advisory Agreement by and between Massachusetts Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)

                       (v) Investment Advisory Agreement between Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                       (w) Investment Advisory Agreement between Registrant, on behalf of the Equity Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                       (x) Investment Advisory Agreement between Registrant, on behalf of the Massachusetts Investors Growth Stock Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                       (y) Investment Advisory Agreement between Registrant, on behalf of the New Discovery Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                       (z) Investment Advisory Agreement between Registrant, on behalf of the Research International Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                      (aa) Investment Advisory Agreement between Registrant, on behalf of the Strategic Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                      (bb) Investment Advisory Agreement between Registrant, on behalf of the Strategic Growth Series, and Massachusetts Financial Services Company.(8)

                      (cc) Investment Advisory Agreement between Registrant, on behalf of Technology Series, and Massachusetts Financial Services Company; filed herewith.


                      (dd) Form of Investment Advisory Agreement between Registrant, on behalf of Global Telecommunications Series, and Massachusetts Financial Services Company; filed herewith.

                      (ee) Form of Investment Advisory Agreement between Registrant, on behalf of Mid Cap Growth Series, and Massachusetts Financial Services Company; filed herewith.


                    5       Not Applicable.

                    6       Not Applicable.

                    7  (a)  Custodian Agreement between Registrant and State
                            Street Bank and Trust Company dated May 24,
                            1985. (3)

                       (b) Amendment dated July 23, 1986 to Custodian Agreement. (3)

                    8  (a)  Shareholder Servicing Agent Agreement between
                            Registrant and MFS Service Center, Inc., dated August 1, 1985. (3)

                       (b) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (2)

                    9  (a)  Consent and Opinion of Counsel dated April 24,
                            1998. (4)

                       (b)  Legal Opinion Consent dated April 24, 2000.(8)

                   10       Consent of Deloitte & Touche LLP.(8)

                   11       Not Applicable.

                   12       Not Applicable.

                   13       Not Applicable.

                   14       Not Applicable.

                   15       Not Applicable.

                   16  (a)  Code of Ethics for the Series pursuant to Rule
                            17j-1 under the Investment Company Act of 1940. (7)

                       (b) Code of Ethics for the Series' adviser and distributor pursuant to Rule 17j-1 under the Investment Company Act of 1940. (7)

                   Power of Attorney dated February 3, 2000.(8)

-----------
(1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed via EDGAR on April 29, 1997.
(2) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed via EDGAR on March 31, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed via EDGAR on February 13, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed via EDGAR on April 29, 1998.
(5) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed via EDGAR on February 22, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed via EDGAR on August 13, 1999.
(7) Incorporated by reference to Post-Effective Amendment No. 67 for Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) filed with the SEC on March 29, 2000.
(8) Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed via EDGAR on April 28, 2000.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           Not applicable.

ITEM 25.   INDEMNIFICATION

           Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 and (b) the undertaking of the Registrant regarding indemnification set forth in Registrant's Post-Effective Amendment No. 21.

           The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


           MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has ten series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has ten series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund and MFS Concentrated Growth Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund), and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           MFS also serves as investment adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has nine series) and MFS Variable Insurance Trust ("MVI") (which has sixteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

           In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

           VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           MFS INTERNATIONAL LTD. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

           MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

           MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

           MFS HOLDINGS AUSTRALIA PTY LTD. ("MFS HOLDINGS AUSTRALIA"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

           MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

           MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

           MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

           MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

           MASSACHUSETTS INVESTMENT MANAGEMENT CO., LTD. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

           MFS HERITAGE TRUST COMPANY ("MFS Trust"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

           MFS

           The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert
T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

           MASSACHUSETTS INVESTORS TRUST
           MASSACHUSETTS INVESTORS GROWTH STOCK FUND
           MFS GROWTH OPPORTUNITIES FUND
           MFS GOVERNMENT SECURITIES FUND
           MFS SERIES TRUST I
           MFS SERIES TRUST V
           MFS SERIES TRUST VI
           MFS SERIES TRUST X
           MFS GOVERNMENT LIMITED MATURITY FUND

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London, a Senior Vice President of MFS, is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST II

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS GOVERNMENT MARKETS INCOME TRUST
           MFS INTERMEDIATE INCOME TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST III

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST IV
           MFS SERIES TRUST IX

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST VII

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SERIES TRUST VIII

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS MUNICIPAL SERIES TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS VARIABLE INSURANCE TRUST
           MFS SERIES TRUST XI
           MFS INSTITUTIONAL TRUST

           Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS MUNICIPAL INCOME TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS MULTIMARKET INCOME TRUST
           MFS CHARTER INCOME TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS SPECIAL VALUE TRUST

           Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

           MFS/SUN LIFE SERIES TRUST

           C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

           MONEY MARKET VARIABLE ACCOUNT
           HIGH YIELD VARIABLE ACCOUNT
           CAPITAL APPRECIATION VARIABLE ACCOUNT
           GOVERNMENT SECURITIES VARIABLE ACCOUNT
           TOTAL RETURN VARIABLE ACCOUNT
           GLOBAL GOVERNMENTS VARIABLE ACCOUNT
           MANAGED SECTORS VARIABLE ACCOUNT

           C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MIL FUNDS

           Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS MERIDIAN FUNDS

           Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

           VERTEX

           Jeffrey L. Shames is the Chairman and President, Arnold D. Scott is a Director, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John
D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

           MIL

           Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

           MIL-UK

           Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold
D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

           MFSI - AUSTRALIA

           Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

           MFS HOLDINGS - AUSTRALIA

           Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

           MFD

           Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

           MFSC

           Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

           MFSI

           Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

           RSI

           Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

           MIMCO

           Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

           MFS TRUST

           The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

           In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

           Donald A. Stewart    Chairman, Sun Life Assurance Company of Canada,
                                  Sun Life Centre, 150 King Street West,
                                  Toronto, Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

           C. James Prieur      President and a Director, Sun Life Assurance
                                  Company of Canada, Sun Life Centre, 150 King
                                  Street West, Toronto, Ontario, Canada (Mr.
                                  Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                  Life)

           William W. Stinson   Director, Sun Life Assurance Company of Canada,
                                  Sun Life Centre, 150 King Street West,
                                  Toronto, Ontario, Canada; Director, United
                                  Dominion Industries Limited, Charlotte, N.C.; Director, PanCanadian Petroleum Limited, Calgary, Alberta; Director, LWT Services, Inc., Calgary Alberta; Director, Western Star Trucks, Inc., Kelowna, British Columbia; Director, Westshore Terminals Income Fund, Vancouver, British Columbia; Director (until 4/99), Canadian Pacific Ltd., Calgary, Alberta


ITEM 27.   DISTRIBUTORS

           None

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

           The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                     NAME                                   ADDRESS
                     ----                                   -------

           Massachusetts Financial Services            500 Boylston Street
              Company (investment adviser)             Boston, MA  02116

           MFS Service Center, Inc.                    2 Avenue de Lafayette
                                                       Boston, MA  02111

           State Street Bank and Trust Company         State Street South
                                                       5-North
                                                       North Quincy, MA  02171

           Sun Life Assurance Company of Canada        One Copley Place
           Retirement Products and Services            Suite 200
                                                       Boston, MA  02116

ITEM 29.   MANAGEMENT SERVICES

           Not applicable.

ITEM 30.   UNDERTAKINGS

           Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 13th day of June, 2000.

                                  MFS/SUN LIFE SERIES TRUST

                                  By:    JAMES R. BORDEWICK, JR.
                                         ---------------------------------------
                                  Name:  James R. Bordewick, Jr.
                                  Title: Assistant Clerk and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on June 13, 2000.

          SIGNATURE                                  TITLE
          ---------                                  -----

C. JAMES PRIEUR*                        Principal Executive Officer
---------------------------
C. James Prieur


                                        Treasurer (Principal Financial Officer
W. THOMAS LONDON*                         and Principal Accounting Officer)
---------------------------
W. Thomas London


SAMUEL ADAMS*                           Trustee
---------------------------
Samuel Adams


J. KERMIT BIRCHFIELD*                   Trustee
---------------------------
J. Kermit Birchfield


WILLIAM R. GUTOW*                       Trustee
---------------------------
William R. Gutow


DAVID D. HORN*                          Trustee
---------------------------
David D. Horn


DERWYN F. PHILLIPS*                     Trustee
---------------------------
Derwyn F. Phillips

                                        *By:   JAMES R. BORDEWICK, JR.
                                               ----------------------------
                                        Name:  James R. Bordewick, Jr.
                                                    as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr. on
                                        behalf of those indicated pursuant to a
                                        Power of Attorney filed via EDGAR with
                                        Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement on
                                        April 28, 2000.

                                INDEX TO EXHIBITS

EXHIBIT NO.                DESCRIPTION OF EXHIBIT                      PAGE NO.
-----------                ----------------------                      --------

   1  (f)     Amendment to the Declaration of Trust establishing a
              new series, dated May 16, 2000.

      (g) Form of Amendment to the Declaration of Trust establishing a new series.

   4 (cc) Investment Advisory Agreement between Registrant, on behalf of Technology Series, and Massachusetts
              Financial Services Company.

     (dd)     Form of Investment Advisory Agreement between
              Registrant, on behalf of Global Telecommunications
              Series, and Massachusetts Financial Services Company.

     (ee)     Form of Investment Advisory Agreement between
              Registrant, on behalf of Mid Cap Growth Series, and Massachusetts Financial Services Company.